Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	520,007,942.29	30,067
Yield Supplement Overcollateralization Amount 08/31/19	23,458,087.35	0
Receivables Balance 08/31/19	543,466,029.64	30,067
Principal Payments	21,708,376.90	871
Defaulted Receivables	777,943.55	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	22,081,249.93	0
Pool Balance at 09/30/19	498,898,459.26	29,162

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.25%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,943,165.06	236
Past Due 61-90 days	1,428,292.01	71
Past Due 91-120 days	295,284.99	16
Past Due 121+ days	0.00	0
Total	6,666,742.06	323

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	510,289.13
Aggregate Net Losses/(Gains) - September 2019	267,654.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.59%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	0.50%
Third Prior Net Losses Ratio	0.59%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	13,220,809.17
Actual Overcollateralization	13,220,809.17
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	45.68

Flow of Funds	$ Amount

Collections	23,601,273.28
Investment Earnings on Cash Accounts	10,069.08
Servicing Fee	(452,888.36)
Transfer to Collection Account	0.00
Available Funds	23,158,454.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	993,285.44
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	7,329,272.56
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,220,809.17
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,541,440.00

Total Distributions of Available Funds	23,158,454.00

Servicing Fee	452,888.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 09/16/19	506,227,731.82
Principal Paid	20,550,081.73
Note Balance @ 10/15/19	485,677,650.09

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	52,547,731.82
Principal Paid	20,550,081.73
Note Balance @ 10/15/19	31,997,650.09
Note Factor @ 10/15/19	9.4110736%

Class A-3
Note Balance @ 09/16/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	340,000,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	83,100,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	30,580,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,066,932.27
Total Principal Paid	20,550,081.73
Total Paid	21,617,014.00

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	95,899.61
Principal Paid	20,550,081.73
Total Paid to A-2 Holders	20,645,981.34

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0651428
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.5156155
Total Distribution Amount	21.5807583

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2820577
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.4414169
Total A-2 Distribution Amount	60.7234746

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	356.65
Noteholders' Principal Distributable Amount	643.35

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,548,816.60
Investment Earnings	4,255.81
Investment Earnings Paid	(4,255.81)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60